Consolidated Statements of Profit or Loss and Comprehensive Income - EUR (€) € in Thousands, shares in Millions		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statements of Profit or Loss and Comprehensive Income
Net Sales		€ 768,621	€ 689,750	€ 612,096
Cost of sales, exclusive of depreciation and amortization		(386,027)	(334,758)	(325,053)
Gross profit		382,594	354,992	287,043
Shipping and payment cost		(114,785)	(97,697)	(71,466)
Marketing expenses		(112,001)	(96,093)	(81,558)
Selling, general and administrative expenses		(147,691)	(148,172)	(157,151)
Depreciation and amortization		(11,653)	(9,088)	(8,232)
Other income (loss), net		(2,527)	892	(799)
Operating income (loss)		(6,063)	4,834	(32,162)
Finance income		358	0	22,416
Finance costs		(2,818)	(998)	(7,325)
Finance income (costs), net		(2,460)	(998)	15,091
Income before income taxes		(8,523)	3,836	(17,070)
Income tax expense		(6,597)	(11,734)	(15,534)
Net loss		(15,120)	(7,898)	(32,604)
Foreign currency translation		(19)	(74)
Other comprehensive loss		(19)	(74)
Comprehensive loss		€ (15,139)	€ (7,972)	€ (32,604)
Basic earnings per share		€ (0.17)	€ (0.09)	€ (0.42)
Diluted earnings per share		€ (0.17)	€ (0.09)	€ (0.42)
Weighted average ordinary shares outstanding (basic)	[1]	86.6	86.3	77.4
Weighted average ordinary shares outstanding (diluted)		86.6	86.3	77.4

[1]	In accordance with IAS 33, includes contingently issuable shares that are fully vested and can be converted at any time for no consideration. For further details, refer to note 27.